Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2017
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Feb. 02, 2018
Document Effective Date	Feb. 02, 2018
Prospectus Date	Jan. 30, 2018
Boston Common ESG Impact International Fund | Boston Common ESG Impact International
Prospectus:
Trading Symbol	BCAIX